Property and Equipment	9 Months Ended	12 Months Ended
	Nov. 30, 2017	Feb. 28, 2017
Notes to Financial Statements
Property and Equipment

Property and equipment are as follows:

	November 30,	February 28,
	2017	2017
Office equipment and furniture	$42,919	$528,034
Less accumulated depreciation	(18,980)	(526,222)
Property and equipment, net	$23,939	$1,812

During the second quarter of fiscal 2018, the Company retired $512,212 of fully depreciated equipment and furniture. Depreciation expense for the first nine months of fiscal years 2018 and 2017 was $3,970 and $2,784, respectively.

Property and equipment are as follows:

	February 28,	February 29,
	2017	2016
Office equipment and furniture	$528,034	$512,156
Less accumulated depreciation	(526,222)	(509,927)
Property and equipment, net	$1,812	$2,229

Depreciation expense for fiscal years 2017 and 2016 was $2,782 and $3,588, respectively.